Schedule of Investments
September 30, 2024 (unaudited)
Matthew 25 Fund

	Shares or Principal
Security Description	Amount ($)	Value ($)(1)

Common Stocks - 99.53%

Air Courier Services - 8.33%
FedEx Corp.	90,000	24,631,200

Business Services - 1.75%
MasterCard, Inc. Class A	10,000	4,938,000
The Depository Trust & Clearing Corp. (2)	0	6,582

		4,944,582

Carpets & Rugs - 4.95%
Interface, Inc.	765,000	14,512,050

Electronic Computers - 5.08%
Apple, Inc.	64,000	14,912,000

Federal & Federally - Sponsored Credit Agencies - 7.67%
Federal Agricultural Mortgage Corp.	61,500	11,525,715
Federal Agricultural Mortgage Corp. Class A	79,775	11,428,567

		22,954,282

Finance Services - 4.91%
KKR & Co., Inc. Class A	112,500	14,690,250

Fire, Marine & Casualty Insurance - 4.85%
Berkshire Hathaway, Inc. Class A (2)	21	14,514,780

Hotels & Motels - 8.37%
Park Hotels & Resorts, Inc.	1,000,000	14,100,000
MGM Resorts International (2)	280,000	10,945,200

		25,045,200

Motor Vehicles & Passenger Car Bodies - 5.46%
Tesla, Inc. (2)	62,500	16,351,875

National Commercial Bank - 4.63%
JP Morgan Chase & Co.	65,750	13,864,045

Real Estate Investment Trusts - 1.97%
Vornado Realty Trust (2)	150,000	5,910,000

Retail-Catalog & Mail-Order Houses - 8.40%
Amazon.com, Inc. (2)	135,000	25,154,550

Security Brokers, Dealers & Exchanges - 4.88%
Goldman Sachs Group, Inc.	29,500	14,605,745

Semiconductors & Related Devices - 16.23%
NVIDIA Corp.	400,000	48,576,000

Services-Business Services, NEC - 8.40%
Mercadolibre, Inc. (2)	12,250	25,136,510

State Commercial Banks - 4.01%
East West Bancorp, Inc.	145,000	11,997,300

Total Common Stock	(Cost $ 133,243,742)	297,800,369

Money Market Fund - 0.52%

Goldman Sachs Financial Square Government Fund - 4.832% (3)	1,581,395	1,581,395

Total Money Market Registered Investment Companies	(Cost $ 1,581,395)	1,581,395

Total Investments - 100.01%	(Cost $ 132,002,618)	299,381,764

Other Liabilities Less Assets - (0.01%)		(44,498)

Total Net Assets - 100.00%		299,337,265

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund's assets carried at fair value:

		Investments in
Valuation Inputs		Securities
Level 1 - Quoted Prices		$287,946,615
Level 2 - Other Significant Observable Inputs		11,428,567
Level 3 - Significant Unobservable Inputs		6,582
Total		$299,381,764

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the rate shown represents the yield at September 30, 2024.